VENDOR NOTES RECEIVABLE	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
VENDOR NOTES RECEIVABLE

NOTE 3 – VENDOR NOTES RECEIVABLE

Vendor note receivable consisted of the following at December 31, 2016:

Advanced Tactical Armament Concepts, L.L.C. Notes Payable Purchased by Ammo	Amount

Western Alliance Bank	$1,910,993
Less: Allowance for uncollectible amounts	(360,993)
1,550,000
Mansfield, LLC	1,035,000
$2,585,000

On October 24, 2016, we entered into an agreement to purchase from Western Alliance Bank a note payable by Advanced Tactical Armament Concepts, L.L.C. ("ATAC"), which had an outstanding balance of $1,910,993 for $1,550,000, the amount that we determined to be the asset's fair value on the date of the purchase.  The loan is secured by a master lease agreement (ATAC's manufacturing equipment), all assets of ATAC, and loan guarantees from the principal owners of ATAC.  We determined that the value of the purchased note was the value paid to Western Alliance Bank. This promissory note held by us, between ATAC and Western Alliance Bank, was due in full on or before February 28, 2017.

In October and November 2016, Mansfield L.L.C. ("Mansfield"), a related party, loaned ATAC an original principal of $900,000 and ATAC executed a promissory note payable for that amount. The note payable was secured by all of the assets of ATAC.  On December 16, 2016, we and Mansfield entered into a note purchase and sale agreement.  We purchased the promissory note for $1,035,000 and assumed Mansfield's collateral position.  The Managing Member of Mansfield is related to our President.  The $1,035,000 was payable on or before the closing date of the note purchase and sale agreement.

On February 20, 2017, a sale was held for the disposition of collateral for Advanced Tactical Armament Concepts, LLC, a Nevada Limited Liability Company. We were a secured party and submitted a creditor bid. Our bid for the sale for the disposition of collateral was the highest and was accepted. We reflected this transaction in the following manner:

Vendor notes receivable	$$2,585,000
Vendor advances receivable	(96,552)
Accounts receivable	(20,965)
Inventories	(644,447)
Equipment	(543,115)
Loss on vendor notes receivable collectability	(1,279,921)
$-